Note 11 - Income Per Common Share - Basic and Diluted Income Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Statement Line Items [Line Items]
Net income (loss)	$ 11,828	$ 10,263	$ 24,527	$ 19,680
Less: dividends on preferred shares	(247)	(247)	(494)	(494)
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	$ 11,581	$ 10,016	$ 24,033	$ 19,186
Weighted average number of common shares outstanding (in shares)	25,964,424	26,170,621	25,964,424	26,605,052
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.45	$ 0.38	$ 0.93	$ 0.72